Variable Interest Entities (Tables)	12 Months Ended
Jun. 30, 2021
Variable Interest Entities
Summary of balances and amounts of the VIEs included in the Group's consolidated financial statements

	As of June 30,
	2020	2021	2021
	(RMB)	(RMB)	(US$)

Total Assets	1,025,231	1,349,713	208,931
Total liabilities	524,974	799,410	123,746

	Years Ended June 30,
	2019	2020	2021	2021
	(RMB)	(RMB)	(RMB)	(US$)

Net revenues	1,146,612	1,284,863	1,834,422	277,107
Net income	61,460	106,151	207,662	31,369
Cash flow provided by operating activities	137,750	133,210	334,038	50,460
Cash flow used in investing activities	(95,128)	(43,439)	(14,631)	(2,210)
Cash flow provided by/(used in) financing activities	14,180	(5,709)	4,895	739